Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions		Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	[1]	$ 817.1	$ 222.5	$ 13.4		$ 1,068.6
GFI Joint Venture Holdings Pty Ltd [Member] | South Deep Gold Mine 1 [Member]
Total	[2]	0.3	2.6	0.2		3.1
Gold Fields Operations Pty Ltd [Member] | South Deep Gold Mine 2 [Member]
Total	[2]	0.3	21.8	0.2		22.3
Gold Fields Group Services Pty Ltd [Member] | Service Company [Member]
Total	[2]	2.0				2.0
GFL Mining Services Limited [Member] | Investment Holding Company 2 [Member]
Total	[2]	0.3				0.3
Gold Fields Holdings Company Ltd [Member] | Investment Holding Company 2 [Member]
Total	[2]	1.2				1.2
Gold Fields Limited [Member] | Investment Holding Company 3 [Member]
Total	[2]	0.3				0.3
Gold Fields La Cima [Member] | Cerro Corona Mine [Member]
Total	[2]	67.5	15.6	1.7		84.8
Gold Fields Australia Pty Ltd [Member] | Representative Tax Payer [Member]
Total	[2]	451.6				451.7
Agnew Gold Mining Company Pty Ltd [Member] | Representative Tax Payer [Member]
Total	[2]			0.1
Agnew Gold Mining Company Pty Ltd [Member] | Agnew Gold Mine [Member]
Total	[2]	2.8	19.0	2.5		24.3
Gruyere Management Pty Ltd [Member] | Gruyere Gold Mine [Member]
Total	[2]	1.0	15.7	0.9		17.6
GSM Mining Company Pty Ltd [Member] | Granny Smith Gold Mine [Member]
Total	[2]	4.7	22.9	1.9		29.5
St Ives Gold Mining Company Pty Ltd [Member] | St Ives Gold Mine [Member]
Total	[2]	3.9	29.5	3.6		37.0
Abosso Goldfields Limited [Member] | Damang Gold Mine [Member]
Total	[2]	33.6	16.2	0.7		50.5
Gold Fields Ghana Limited [Member] | Tarkwa Gold Mine [Member]
Total	[2]	236.3	$ 79.2	1.4		316.9
Minera Gold Fields Salares Norte SpA [Member] | Salares Norte [Member]
Total	[2]	9.6		$ 0.2		9.8
Windfall Mining Group Inc [Member] | Windfall Project [Member]
Total	[2]				$ 15.6	15.6
Euroguard PLC [Member] | Insurance cell [Member]
Total	[2]	$ 1.7				$ 1.7

[1]
When payments are made in A$, C$, S/., GH ₵ , Rand, GBP or CLP, they were converted into US$ using the average exchange rates during the reporting period. The average exchange rates for the period from January 1 to December 31, 2025 were A$/US$: 0.64, C$/US$: 0.72, US$/ZAR: 17.88, US$/PEN: 3.57, US$/CLP: 950.98, US$/GH ₵ :11.70 and GBP/US$: 1.32 .

[2]
When payments are made in A$, C$, S/., GH ₵ , Rand, GBP or CLP, they were converted into US$ using the average exchange rates during the reporting period. The average exchange rates for the period from January 1 to December 31, 2025 were A$/US$: 0.64, C$/US$: 0.72, US$/ZAR: 17.88, US$/PEN: 3.57, US$/CLP: 950.98, US$/GH ₵ :11.70 and GBP/US$: 1.32 .